File No.33-31809
                                                                        811-5883


                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

      Pre-Effective Amendment No.                                           [__]


      Post-Effective Amendment No. 16                                        [X]


                                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


      Amendment No. 16                                                       [X]


                             (Check appropriate box or boxes.)

                                 DREYFUS INDEX FUNDS, INC.
                     (Exact Name of Registrant as Specified in Charter)


            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York       10166
            (Address of Principal Executive Offices)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                                    Mark N. Jacobs, Esq.
                                      200 Park Avenue
                                  New York, New York 10166
                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

       X    immediately upon filing pursuant to paragraph (b)
      ----
            on     (date)      pursuant to paragraph (b)
               ---------------
      ----
            60 days after filing pursuant to paragraph (a)(1)
      ----
            on     (date)      pursuant to paragraph (a)(1)
               ---------------
      ----
            75 days after filing pursuant to paragraph (a)(2)
      ----
            on     (date)      pursuant to paragraph (a)(2) of Rule 485
               ---------------
      ----

If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----


Dreyfus

Index Funds

Dreyfus S&P 500 Index Fund

Dreyfus MidCap Index Fund

Dreyfus Small Cap Stock Index Fund

Dreyfus International Stock Index Fund

Investing to match the performance of select stock market indexes


PROSPECTUS March 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                 Contents

                                  THE FUNDS
------------------------------------------------------

                             1    Introduction

                             2    Dreyfus S&P 500 Index Fund

                             6    Dreyfus MidCap Index Fund

                            10    Dreyfus Small Cap Stock Index Fund

                            14    Dreyfus International Stock Index Fund

                            18    Management

                            20    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                            24    Account Policies

                            27    Distributions and Taxes

                            28    Services for Fund Investors

                            30    Instructions for Regular Accounts

                            32    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  Back Cover

Each fund's investment approach, risks, performance, expenses and related information

Information for managing your fund account

Where to learn more about these and other Dreyfus funds

                                                                      The Funds

Dreyfus S&P 500 Index Fund Dreyfus MidCap Index Fund

Dreyfus Small Cap Stock Index Fund Dreyfus International Stock Index Fund

The Dreyfus Index Funds invest in various types of stocks using an indexing approach. Each fund seeks to match the performance of a different stock market index, as described on the following pages.

In managing their portfolios, the funds do not rely on the professional judgment of a portfolio manager for decisions about asset allocation or securities selection, as do actively managed funds. Instead, each fund looks to its respective index in determining which securities to hold, and in what proportion.

Indexing has the potential to eliminate some of the risks of active management, and to increase an investor's after-tax performance. At the same time, indexing also means that a fund does not have the option of changing its strategy, even at times when it may appear advantageous to do so.

INFORMATION ON EACH FUND'S RECENT PERFORMANCE AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

                                                                   Introduction

<PAGE 1>


                                                     Dreyfus S&P 500 Index Fund
                                                             -------------------

                                                           Ticker Symbol: PEOPX

GOAL/APPROACH

The portfolio seeks to match the performance of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally is fully invested in stocks included in the index, and in futures whose performance is
tied    to    the    index.

The fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of securities.

Concepts to understand

INDEX FUNDS: mutual funds that are designed to meet the performance of an underlying benchmark index.

To replicate index performance, the manager uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark.




<PAGE 2>

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

The fund may invest in stock index futures, which could carry additional risks such as losses due to unanticipated market price movements, and could also
reduce    the    opportunity    for    gain.

Concepts to understand

"Standard & Poor's((reg.tm))," "S&P((reg.tm))," "Standard & Poor's 500" and "S&P 500((reg.tm))" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

                                                     Dreyfus S&P 500 Index Fund



<PAGE 3>

DREYFUS S&P 500 INDEX FUND (CONTINUED)

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table compares the fund's average annual total return to that of the S&P 500, a broad measure of stock performance. Of course, past performance is no guarantee of future results.


                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


  -5.12  29.90    7.70    9.53    0.66   36.72   22.31   32.63   28.08   20.25
     90     91      92      93      94      95      96      97      98      99



BEST QUARTER:                                 Q4 '98        +21.29%

WORST QUARTER:                                Q3 '90        -13.70%
                        --------------------------------------------------------


Average annual total return AS OF 12/31/99


                     1 Year              5 Years          10 Years
             -----------------------------------------------------------


FUND                  20.25%              27.85%          17.46%

S&P 500               21.03%              28.54%          18.19%*


* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 12/31/89
IS USED AS THE BEGINNING VALUE ON 1/2/90.

What this fund is --
and isn't

This fund is a mutual fund:
a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



<PAGE 4>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee                                                   1.00%

CHARGED ONLY WHEN SELLING SHARES YOU

HAVE OWNED FOR LESS THAN SIX MONTHS
                        --------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.25%


Shareholder services fee                                                 0.25%


Other expenses                                                           0.00%

                         -------------------------------------------------------

TOTAL                                                                    0.50%

                        --------------------------------------------------------

Expense example

1 Year                      3 Years               5 Years             10 Years
-------------------------------------------------------------------------------

$51                         $160                  $280                 $628

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you  sold  your  shares  at  the end of a period or kept
                        them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

Under the fund's management contract, Dreyfus has agreed to pay all of the fund's expenses, except management fees, shareholder services fees, brokerage commissions, taxes, interest, fees and expenses of independent counsel to the fund and the non-interested board members, and extraordinary expenses.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.


                                                     Dreyfus S&P 500 Index Fund


<PAGE 5>

                                                      Dreyfus MidCap Index Fund
                                                             -------------------

                                                           Ticker Symbol: PESPX

GOAL/APPROACH

The portfolio seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the fund generally is fully invested in stocks included in the index, and in futures whose performance is tied to the index

The fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.


The fund generally invests in all 400 stocks in the S&P MidCap 400 in proportion to their weighting in the index. The S&P MidCap 400 is composed of 400 stocks of medium-size domestic and some Canadian companies with market capitalizations ranging between approximately $100 million and $45 billion, depending on index composition. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of securities.


Concepts to understand

MIDCAP COMPANIES: established companies that may not be well known. Midcap companies may lack the resources to weather economic shifts, though they can be faster to innovate than large companies.




<PAGE 6>

MAIN RISKS


While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid
than    larger,    more    established    companies.


Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or
higher    than    that    of    other    types    of    funds.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

The fund may invest in stock index futures, which could carry additional risks such as losses due to unanticipated market price movements, and could also
reduce    the    opportunity    for    gain.

Concepts to understand

"Standard & Poor's((reg.tm))," "S&P((reg.tm))," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

                                                      Dreyfus MidCap Index Fund



<PAGE 7>

DREYFUS MIDCAP INDEX FUND (CONTINUED)

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table compares the fund's average annual total return to that of the S&P MidCap 400, a broad measure of midcap stock performance. Of course, past performance is no guarantee of future results.


                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                 11.95   13.52   -3.96   30.35   18.52   31.53   18.42   14.02
     90     91      92      93      94      95      96      97      98      99


BEST QUARTER:                                 Q4 '98        +27.84%

WORST QUARTER:                                Q3 '98        -14.57%
                        --------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                   Since
                                                                  inception

                          1 Year               5 Years            (6/19/91)
                      -------------------------------------------------------


FUND                      14.02%               22.37%            17.48%

S&P MIDCAP 400            14.72%               23.05%            18.61%*


* FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 6/30/91
IS USED AS THE BEGINNING VALUE ON 6/19/91.

What this fund is --
and isn't

This fund is a mutual fund:
a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


<PAGE 8>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee
1.00%

CHARGED ONLY WHEN SELLING SHARES YOU

HAVE OWNED FOR LESS THAN SIX MONTHS
                        --------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.25%

Shareholder services fee                                                  0.25%

Other expenses                                                            0.00%
                         -------------------------------------------------------

TOTAL                                                                     0.50%
                        --------------------------------------------------------

Expense example

1 Year                      3 Years               5 Years              10 Years

--------------------------------------------------------------------------------

$51                         $160                  $280                  $628

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you  sold  your  shares  at  the end of a period or kept
                        them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

Under the fund's management contract, Dreyfus has agreed to pay all of the fund's expenses, except management fees, shareholder services fees, brokerage commissions, taxes, interest, fees and expenses of independent counsel to the fund and the non-interested board members, and extraordinary expenses.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.


                                                      Dreyfus MidCap Index Fund


<PAGE 9>

                                             Dreyfus Small Cap Stock Index Fund
                                                                ----------------

                                                             Ticker Symbol: N/A

GOAL/APPROACH


The portfolio seeks to match the performance of the Standard & Poor's Small Cap 600 Index. To pursue this goal, it will invest in a representative sample of stocks included in the S&P Small Cap 600 Index, and in futures whose performance is related to the index, rather than attempt to replicate the index.


The fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.


The fund' s portfolio is selected by a "sampling" process based on market capitalization, industry representation and other means. The fund expects to invest in approximately 500 or more of the stocks in the index. However, at times, the fund may be fully invested in all the stocks that comprise the S&P Small Cap 600 Index. Under these circumstances, the fund maintains approximately
the    same    weighting    for    each    stock    as    the    index   does.

The S& P Small Cap 600 Index is composed of 600 domestic stocks with market capitalizations ranging between approximately $40 million and $6 billion, depending on index composition. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of securities.


Concepts to understand


SMALL-CAPITALIZATION COMPANIES: new, often entrepreneurial companies. Small-cap companies tend to grow faster than larger-cap companies, but frequently are more volatile, more vulnerable to major setbacks, and have a higher failure rate than larger companies. The fund generally invests in companies having market capitalizations from $100 million to $2 billion.


SAMPLING: a statistical process used to select stocks so that the portfolio has investment characteristics that closely approximate those of the index.


<PAGE 10>

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of funds emphasizing other types of stocks (such as large-cap or international stocks).

Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the fund's investments will
rise   and   fall   based   on  investor  perceptions  rather  than  economics.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

The fund may invest in stock index futures, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Concepts to understand

"Standard & Poor's((reg.tm))," "S&P((reg.tm))," and "Standard & Poor's Small Cap 600 Index" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

                                             Dreyfus Small Cap Stock Index Fund



<PAGE 11>

DREYFUS SMALL CAP STOCK INDEX FUND (CONTINUED)

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table compares the fund's average annual total return to that of the S&P Small Cap 600, a broad measure of stock performance. Of course, past performance is no guarantee of future results.


                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                                 -1.62   12.14
     90     91      92      93      94      95      96      97      98      99


BEST QUARTER:                                 Q4 '98        +17.21%

WORST QUARTER:                                Q3 '98        -20.86%
                        --------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                       Since
                                                                     inception

                                                    1 Year           (6/30/97)
                        --------------------------------------------------------


FUND                                                12.14%              8.98%

S&P SMALL CAP 600                                   12.41%              9.30%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



<PAGE 12>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee                                                    1.00%

CHARGED ONLY WHEN SELLING SHARES YOU

HAVE OWNED FOR LESS THAN SIX MONTHS
                        --------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.25%

Shareholder services fee                                                  0.25%

Other expenses                                                            0.00%
                         -------------------------------------------------------

TOTAL                                                                     0.50%
                        --------------------------------------------------------

Expense example

1 Year                      3 Years             5 Years                 10 Years
--------------------------------------------------------------------------------

$51                         $160                $280                       $628

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you  sold  your  shares  at  the end of a period or kept
                        them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

Under the fund's management contract, Dreyfus has agreed to pay all of the fund's expenses, except management fees, shareholder services fees, brokerage commissions, taxes, interest, fees and expenses of independent counsel to the fund and the non-interested board members, and extraordinary expenses.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.


                                             Dreyfus Small Cap Stock Index Fund


<PAGE 13>

                                         Dreyfus International Stock Index Fund
                                                                ----------------

                                                             Ticker Symbol: N/A

GOAL/APPROACH


The portfolio seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (Free) Index (EAFE((reg.tm))). To pursue this goal, it will invest in a representative sample of stocks of foreign companies included in the EAFE index, and in futures whose performance is tied to the index, rather than attempt to replicate the index.


The fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund' s portfolio is selected by a "sampling" process based on country, market capitalization, industry weightings and other benchmark characteristics. The fund expects to invest in approximately 550 or more of the stocks in the EAFE index. Under these circumstances, the fund maintains approximately the same
weighting    for    each    stock    as    the    index    does.


The EAFE index is a broadly diversified international index composed of the equity securities of approximately 1,000 companies located outside the U.S. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. Because of this weighting, as of October 31, 1999, approximately 27% of the index was composed
of    Japanese    securities.


Concepts to understand

FOREIGN COMPANY: a company organized under the laws of a foreign country or for which the principal trading market is in a foreign country; or a company organized in the U.S. with a majority of its assets or business outside the U.S




<PAGE 14>

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.


The fund' s performance will be influenced by political, social and economic factors affecting foreign companies. These risks include exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, a lack of comprehensive company information, political instability and differing auditing and legal standards. Each of these risks could result in more volatility for the fund.


The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.


Other potential risks

The fund may invest in stock index futures as a substitute for the sale or purchase of securities, and may enter into foreign currency forward and futures contracts to maintain the approximate currency exposure of the EAFE index. These investment techniques could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

                                         Dreyfus International Stock Index Fund



<PAGE 15>

DREYFUS INTERNATIONAL STOCK INDEX FUND (CONTINUED)

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table compares the fund' s average annual total return to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (Free) Index
(EAFE) , a broad measure of stock performance. Of course, past performance is no guarantee of future results.


                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                                 19.36   27.29
     90     91      92      93      94      95      96      97      98      99



BEST QUARTER:                                 Q4 '98        +20.33%

WORST QUARTER:                                Q3 '98        -14.46%
                        --------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                        Since
                                                                     inception

                                                    1 Year           (6/30/97)
                        --------------------------------------------------------


FUND                                                  27.29%             13.53%

MSCI EAFE
INDEX                                                 26.72%             14.09%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


<PAGE 16>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee                                                    1.00%

CHARGED ONLY WHEN SELLING SHARES YOU

HAVE OWNED FOR LESS THAN SIX MONTHS
                        --------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.35%

Shareholder services fee                                                  0.25%

Other expenses                                                            0.00%
                         -------------------------------------------------------

TOTAL                                                                     0.60%
                        --------------------------------------------------------

Expense example

1 Year                     3 Years               5 Years            10 Years
-------------------------------------------------------------------------------

$61                        $192                  $335                $750

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you  sold  your  shares  at  the end of a period or kept
                        them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

Under the fund's management contract, Dreyfus has agreed to pay all of the fund's expenses, except management fees, shareholder services fees, brokerage commissions, taxes, interest, fees and expenses of independent counsel to the fund and the non-interested board members and extraordinary expenses.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.


                                         Dreyfus International Stock Index Fund


<PAGE 17>

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, each of Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund and Dreyfus Small Cap Stock Index Fund paid Dreyfus a management fee at the annual rate of 0.25% of the fund' s average daily net assets and Dreyfus International Stock Index Fund paid Dreyfus a management fee at the annual rate of 0.35% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $450 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


Concepts to understand

YEAR 2000 ISSUES: the funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.


Dreyfus has taken steps designed to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.



<PAGE 18>

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity and offers the potential for measuring performance and volatility in consistent ways.

Dreyfus  manages  each  fund  by making investment decisions based on the fund's
investment   objectives,  policies  and  restrictions  in  order  to  match  the performance of its respective index.


Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy' s preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.



                                                                     Management

<PAGE 19>


FINANCIAL HIGHLIGHTS

Dreyfus S&P 500 Index Fund


This table describes the fund's performance for the fiscal periods indicated. " Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report.




                                                                                 YEAR ENDED OCTOBER 31,


                                                             1999           1998            1997            1996           1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                          32.76          27.73           22.06          18.38          16.41

Investment operations:

      Investment income -- net                                .35(1)           .34             .34            .33            .36

      Net realized and unrealized
      gain (loss) on investments                               7.80           5.46            6.37           3.89           3.36

Total from investment operations                               8.15           5.80            6.71           4.22           3.72

Distributions:

      Dividends from
      investment income -- net                                (.36)          (.30)           (.38)          (.32)          (.42)

      Dividends from net realized
      gain on investments                                        --          (.47)           (.66)          (.22)         (1.33)

Total distributions                                           (.36)          (.77)          (1.04)          (.54)         (1.75)

Net asset value, end of period                                40.55          32.76           27.73          22.06          18.38

Total return (%)                                              25.00          21.34           31.46          23.41          25.68
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                     .50            .50             .50            .57            .55

Ratio of net investment income
to average net assets (%)                                       .92           1.14            1.52           1.90           2.75

Decrease reflected in above expense ratios
due to actions by Dreyfus (%)                                    --             --             .05             --             --

Portfolio turnover rate (%)                                    9.61           7.15            2.26           5.22           3.66
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                     2,800,028      1,843,762       1,279,451        591,631        336,147

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.



<PAGE 20>

FINANCIAL HIGHLIGHTS

Dreyfus MidCap Index Fund

This  table  describes  the fund's performance for the fiscal periods indicated.
" Total  return" shows how much your investment in the fund would have increased
(or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young
LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                                    YEAR ENDED OCTOBER 31,


                                                              1999           1998           1997            1996           1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                          25.80          26.55           21.32          19.40          17.14

Investment operations:

      Investment income -- net                                .21(1)           .27             .25            .28            .29

      Net realized and unrealized
      gain (loss) on investments                               4.46           1.16            6.25           2.81           3.00

Total from investment operations                               4.67           1.43            6.50           3.09           3.29

Distributions:

      Dividends from investment
      income -- net                                           (.31)          (.23)           (.27)          (.30)          (.28)

      Dividends from net realized gain
      on investments                                         (6.02)         (1.99)          (1.00)          (.87)          (.75)

Total distributions                                          (6.33)         (2.22)          (1.27)         (1.17)         (1.03)

Redemption fee added to paid-in capital                        .00(2)          .04              --             --             --

Net asset value, end of period                                24.14          25.80           26.55          21.32          19.40

Total return (%)                                              20.48           5.88           32.02          16.65          20.78
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                     .50            .50             .50            .50            .50

Ratio of net investment income to
average net assets (%)                                          .90            .98            1.07           1.49           1.80

Decrease reflected in above expense ratios
due to actions by Dreyfus (%)                                    --             --             .09            .17            .35

Portfolio turnover rate (%)                                   50.17          67.85           20.15          14.66          20.46
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                       282,544        251,772         221,017        170,987        122,982

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.     (2) AMOUNT REPRESENTS LESS THAN $.01.




<PAGE 21>

FINANCIAL HIGHLIGHTS

Dreyfus Small Cap Stock Index Fund


This  table  describes  the fund's performance for the fiscal periods indicated.
" Total  return" shows how much your investment in the fund would have increased
(or decreased) during each period, assuming you had reinvested all dividends and
distributions.    These    figures    have   been   independently   audited   by
PricewaterhouseCoopers  LLP,  whose  report,  along  with  the  fund's financial statements, is included in the annual report.


                                                                                              YEAR ENDED OCTOBER 31,


                                                                                    1999               1998             1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                12.16              13.90             12.50

Investment operations:

      Investment income -- net                                                      .04(2)               .04               .02

      Net realized and unrealized gain (loss)
      on investments                                                                 1.38             (1.60)              1.38

Total from investment operations                                                     1.42             (1.56)              1.40

Distributions:

      Dividends from investment income -- net                                       (.05)              (.02)                --

      Dividends from net realized gain on investments                               (.50)              (.16)                --

Total distributions                                                                 (.55)              (.18)                --

Net asset value, end of period                                                      13.03              12.16             13.90

Total return (%)                                                                    11.86            (11.38)           11.20(3,4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of operating expenses to average net assets (%)                                 .50                .50              .17(4)

Ratio of interest expense and loan commitment fees
to average net assets (%)                                                             .01                 --                --

Ratio of net investment income to average net assets (%)                              .34                .35              .13(4)

Portfolio turnover rate (%)                                                         41.97              25.14            10.59(4)
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                              35,991             24,325            18,081


(1) FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.


(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3) EXCLUSIVE OF REDEMPTION FEE.


(4) NOT ANNUALIZED.


<PAGE 22>

FINANCIAL HIGHLIGHTS

Dreyfus International Stock Index Fund


This  table  describes  the fund's performance for the fiscal periods indicated.
" Total  return" shows how much your investment in the fund would have increased
(or decreased) during each period, assuming you had reinvested all dividends and
distributions.    These    figures    have   been   independently   audited   by
PricewaterhouseCoopers  LLP,  whose  report,  along  with  the  fund's financial statements, is included in the annual report.


                                                                                           YEAR ENDED OCTOBER 31,


                                                                                   1999              1998              1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                               12.25              11.27             12.50

Investment operations:

      Investment income -- net                                                     .17(2)               .12               .07

      Net realized and unrealized gain (loss)
      on investments                                                                2.62                .96            (1.30)

Total from investment operations                                                    2.79               1.08            (1.23)

Distributions:

      Dividends from investment income -- net                                      (.09)              (.10)                --

Net asset value, end of period                                                     14.95              12.25             11.27

Total return (%)                                                                   22.87               9.68       (9.84)(3,4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                          .60                .60              .20(4)

Ratio of net investment income
to average net assets (%)                                                           1.27               1.32              .62(4)

Portfolio turnover rate (%)                                                         9.01              22.62              .16(4)
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                             37,504             24,887             9,246


(1) FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.


(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3) EXCLUSIVE OF REDEMPTION FEE.

(4) NOT ANNUALIZED.


                                                           Financial Highlights



<PAGE 23>

                                                                Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in these funds. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
                        --------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500       $100

TRADITIONAL IRAS                                $750         NO MINIMUM

SPOUSAL IRAS                                    $750         NO MINIMUM

ROTH IRAS                                       $750         NO MINIMUM

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for
                        any    check    that    does    not    clear.


Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.



<PAGE 24>

Selling shares


YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that:

* if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment

* if you are selling shares you have owned for less than six months, the fund may deduct a 1% redemption fee (not charged on shares acquired through dividend reinvestment)

                        --------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------


CHECK                                     NO MINIMUM    $250,000 PER DAY

WIRE                                      $1,000        $500,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:


* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days


*     requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                                Your Investment


<PAGE 25>

ACCOUNT POLICIES (CONTINUED)


General policies


UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes
reasonable    measures    to    verify    the    order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund' s view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*     change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


Small account policies

To offset the relatively higher costs of servicing smaller accounts, each fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, your fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.



<PAGE 26>


DISTRIBUTIONS AND TAXES


EACH FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income, and distributes any net capital gains it has realized once a year. Your distributions will be reinvested in your fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
                        --------------------------------------------------------

Taxability of distributions

Type of                                    Tax rate for    Tax rate for

distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              10%             20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions


Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table at right also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

                                                                Your Investment


<PAGE 27>

SERVICES FOR FUND INVESTORS


Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.

Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.



<PAGE 28>

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

24-hour automated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

*     for traditional, rollover, Roth and Education IRAs, call 1-800-645-656

*     for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
      1-800-358-0910


                                                                Your Investment

<PAGE 29>


  INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * Dreyfus S&P 500 Index Fund
DDA# 8900119527

   * Dreyfus MidCap Index Fund
DDA# 8900052732

   * Dreyfus Small Cap Stock Index Fund
DDA# 8900336625

   * Dreyfus International Stock Index Fund
DDA# 8900336633

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* Dreyfus S&P 500 Index Fund DDA# 8900119527

* Dreyfus MidCap Index Fund DDA# 8900052732

* Dreyfus Small Cap Stock Index Fund DDA# 8900336625

* Dreyfus International Stock Index Fund DDA# 8900336633

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.



<PAGE 30>

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9671, Providence, RI 02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.



  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment

<PAGE 31>

 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* Dreyfus S&P 500 Index Fund DDA# 8900119527

* Dreyfus MidCap Index Fund DDA# 8900052732

* Dreyfus Small Cap Stock Index Fund DDA# 8900336625

* Dreyfus International Stock Index Fund DDA# 8900336633

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

           Automatically


ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.



<PAGE 32>

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).




  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST COMPANY, CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment


<PAGE 33>

                                                           For More Information

                        Dreyfus S&P 500 Index Fund Dreyfus Small Cap Stock Index Fund Dreyfus International Stock Index Fund
                        -----------------------------

                        SEC file number:  811-5883

                        Dreyfus MidCap Index Fund
                        -----------------------------

                        SEC file number:  811-6325

                        More information on these funds is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes a fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund' s performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about a fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.


(c) 2000 Dreyfus Service Corporation                                 INDXP0300

--------------------------------------------------------------------------------

                               DREYFUS INDEX FUNDS
                           DREYFUS S&P 500 INDEX FUND
                            DREYFUS MIDCAP INDEX FUND
                       DREYFUS SMALL CAP STOCK INDEX FUND
                     DREYFUS INTERNATIONAL STOCK INDEX FUND


                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2000
--------------------------------------------------------------------------------


     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus of the funds named above (each, a "Fund" and, collectively, the "Funds"), dated March 1, 2000, as it may be revised from time to time. Dreyfus S&P 500 Index Fund, Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund are series of Dreyfus Index Funds, Inc. (the "Company"), an open-end management investment company, and Dreyfus MidCap Index Fund is a separate open-end, management investment company. To obtain a copy of the Funds' Prospectus, please write to the Funds at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


            Call Toll Free 1-800-645-6561
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452

     The most recent Annual Report and Semi-Annual Report to Shareholders of each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. When requesting a copy of this Statement of Additional Information, you will receive the report(s) for the Fund(s) in which you are a shareholder.

     EACH FUND IS A SEPARATE INVESTMENT PORTFOLIO WITH OPERATIONS AND RESULTS THAT ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION HAS BEEN PROVIDED FOR YOUR CONVENIENCE TO PROVIDE YOU WITH THE OPPORTUNITY TO CONSIDER FOUR INVESTMENT CHOICES IN ONE DOCUMENT.







                                TABLE OF CONTENTS
                                                                            Page

Description of the Funds...................................................B-3
Management of the Funds....................................................B-13
Management Arrangements....................................................B-18
How to Buy Shares..........................................................B-21
Shareholder Services Plan..................................................B-23
How to Redeem Shares.......................................................B-24
Shareholder Services.......................................................B-26
Determination of Net Asset Value...........................................B-28
Dividends, Distributions and Taxes.........................................B-28
Portfolio Transactions.....................................................B-31
Performance Information....................................................B-32
Information About the Funds................................................B-33
Counsel and Independent Auditors...........................................B-34
Appendix...................................................................B-35

                            DESCRIPTION OF THE FUNDS

     The Company, comprised of Dreyfus S&P 500 Index Fund, Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund, is a Maryland corporation formed on October 6, 1989. Dreyfus MidCap Index Fund is a Maryland corporation formed on June 6, 1991. Each Fund is an open-end management investment company, known as a mutual fund.

     The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

     The following information supplements and should be read in conjunction with the Funds' Prospectus. When a Fund has cash reserves, the Fund may invest in the securities described below.

     U.S. Government Securities. (All Funds) Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations from the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support for such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.


     Repurchase Agreements. (All Funds) In a repurchase agreement, a Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Funds' custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by a Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.


     Bank Obligations. (All Funds) A Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instruments upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     Commercial Paper. (All Funds) Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by a Fund will consist only of direct obligations which, at the time of their purchase, are (a) rated at least Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("S&P"), (b) issued by companies having an outstanding unsecured debt issue currently rated at least Aa by Moody's or at least AA- by S&P, or (c) if unrated, determined by the Manager to be of comparable quality to those rated obligations which may be purchased by the Fund.

Investment Techniques

     The following information supplements and should be read in conjunction with the Funds' Prospectus.

     General. Each Fund is managed by determining which stocks are to be purchased or sold to match, to the extent feasible, the investment characteristics of its respective benchmark Index. Each Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Fund's Index, in both rising and falling markets, of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividends and capital gain distributions, increases or decreases in exact proportion to changes in its Index. Each Fund's ability to correlate its performance with that of its Index, however, may be affected by, among other things, changes in securities markets, the manner in which the total return of the Fund's benchmark Index is calculated, the size of the Fund's portfolio, the amount of cash or cash equivalents held in the Fund's portfolio, and the timing, frequency and size of shareholder purchases and redemptions. Each Fund will use cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the Fund's benchmark Index. Inclusion of a security in an Index in no way implies an opinion by the sponsor of the Index as to its attractiveness as an investment. In the future, subject to the approval of the relevant Fund's shareholders, a Fund may select a different index if such a standard of comparison is deemed to be more representative of the performance of the securities such Fund seeks to match. None of the Funds is sponsored, endorsed, sold or promoted by the sponsor of its respective Index.

     Dreyfus Small Cap Stock Index Fund may not, and Dreyfus International Stock Index Fund will not, hold all of the issues that comprise their respective Index because of the costs involved and the illiquidity of certain of the securities which comprise such Index. Instead, each of these Funds will attempt to hold a representative sample of the securities in its respective Index so that, in the aggregate, the investment characteristics of the Fund's portfolio resemble those of its Index. The stocks to be included in each of these Funds' portfolio will be selected using a statistical process known as "sampling." This process will be used to select stocks so that the market capitalizations, industry weightings, dividend yield, beta and, with respect to Dreyfus International Stock Index Fund only, country weightings closely approximate those of the relevant Index. The sampling techniques utilized by Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund are expected to be an effective means of substantially duplicating the investment performance of the respective Index; however, neither of these Funds is expected to track its benchmark Index with the same degree of accuracy that complete replication of such Index would have provided. Over time, the portfolio composition of these Funds will be altered (or "rebalanced") to reflect changes in the composition of the respective Index.


     Borrowing Money. (All Funds) Each of Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund is permitted to borrow to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), which permits an investment company to borrow an amount up to 33-1/3% of the value of its total assets. Each of Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund currently intends to, and each of Dreyfus S&P 500 Index Fund and Dreyfus MidCap Index Fund may, borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of a Fund's total assets, the Fund will not make any additional investments.


     Lending Portfolio Securities. (All Funds) Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund continues to be entitled to payments in amounts equal to the dividends, interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% (30% with respect to Dreyfus S&P 500 Index Fund and Dreyfus MidCap Index Fund) of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, a Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.


     Derivatives. (All Funds) Each Fund may invest in, or enter into, derivatives, such as stock index futures and, with respect to Dreyfus International Stock Index Fund, foreign currency forward contracts and foreign futures, in anticipation of taking a market position when, in the opinion of the Manager, available cash balances do not permit an economically efficient trade in the cash market, to hedge dividend accruals or to meet liquidity needs.



     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.


     If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.


     Although none of the Funds will be a commodity pool, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. Each Fund may invest in futures contracts for bona fide hedging purposes without limit. However, no Fund may invest in such contracts for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options.


     Each Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.


     Dreyfus International Stock Index Fund may purchase and sell foreign futures and foreign currency forwards. A foreign currency forward contract obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.


     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting a Fund's ability otherwise to invest those assets.


     Foreign Currency Transactions. (Dreyfus International Stock Index Fund only) Dreyfus International Stock Index Fund may enter into foreign currency transactions to maintain the approximate currency exposure to the Morgan Stanley Capital International, Europe, Australasia, Far East (Free) Index(R) ("EAFE Index").



     Foreign currency transactions may involve, for example, the Fund's purchase of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. The Fund's success in these transactions will depend principally on the Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.


     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Investment Considerations and Risks

     Smaller Company Securities. (Dreyfus MidCap Index Fund and Dreyfus Small Cap Stock Index Fund only) Each of these Funds may purchase the securities of smaller capitalization companies, the prices of which may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.

     Foreign Securities. (Dreyfus International Stock Index Fund and, to a limited extent, Dreyfus S&P 500 Index Fund and Dreyfus MidCap Index Fund) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.


     Because evidence of ownership of such foreign securities usually are held outside the United States, a Fund investing in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.


     Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

     Dreyfus International Stock Index Fund seeks to match the investment results of the EAFE Index, a large percentage of which is comprised of Japanese securities. Therefore stocks of Japanese companies will represent a correspondingly large component of Dreyfus International Stock Index Fund's investment assets. Such a large investment in the Japanese stock market may entail a higher degree of risk than with more diversified international portfolios, especially considering that by fundamental measures of corporate valuation, such as its high price-earnings ratios and low dividend yields, the Japanese market as a whole may appear expensive relative to other world stock markets.

     Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions


     Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of such Fund's outstanding voting shares. In addition, each Fund has adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.


     Dreyfus S&P 500 Index Fund only. The Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. Investment restrictions numbered 11 through 14 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Dreyfus S&P 500 Index Fund may not:

      1. Purchase securities of closed-end investment companies, except (a) in the open market where no commission other than the ordinary broker's commission is paid, which purchases are limited to a maximum of (i) 3% of the total outstanding voting stock of any one closed-end investment company, (ii) 5% of the Fund's net assets with respect to the securities issued by any one closed-end investment company and (iii) 10% of the Fund's net assets in the aggregate, or (b) those received as part of a merger or consolidation. The Fund may not purchase the securities of open-end investment companies other than itself.

      2. Invest in commodities, except that the Fund may invest in futures contracts as described in the Prospectus and Statement of Additional Information.

      3. Purchase, hold or deal in real estate, or oil and gas interests, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

      4. Borrow money, except from banks (which, if permitted by applicable regulatory authority, may be from Mellon Bank, N.A. or Boston Safe Deposit and Trust Company, affiliates of the Manager) for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. Transactions in futures and options do not involve any borrowing for purposes of this restriction.

      5. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Fund's assets.

      6. Lend any funds or other assets except through the purchase of debt securities, bankers' acceptances and commercial paper of corporations and other entities. However, the Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board members.

      7. Act as an underwriter of securities of other issuers or purchase securities subject to restrictions on disposition under the Securities Act of 1933 (so-called "restricted securities"). The Fund may not enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are not readily marketable, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

      8. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

      9.    Purchase, sell or write puts, calls or combinations thereof.

      10. Invest more than 25% of its assets in investments in any particular industry or industries (including banking), except to the extent the Standard & Poor's 500 Composite Stock Price Index also is so concentrated, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      11.   Engage in arbitrage transactions.

      12. Purchase warrants (excluding those acquired by the Fund in units or attached to securities).

      13 Sell securities short, but reserves the right to sell securities short against the box (a transaction in which the Fund enters into a short sale of a security which the Fund owns).

      14. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets.

                                           * * *

     Dreyfus MidCap Index Fund only. The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. Investment restrictions numbered 12 through 14 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus MidCap Index Fund may not:

      1. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets.

      2. Purchase securities of closed-end investment companies except (a) in the open market where no commission other than the ordinary broker's commission is paid, which purchases are limited to a maximum of (i) 3% of the total outstanding voting stock of any one closed-end investment company, (ii) 5% of the Fund's net assets with respect to the securities issued by any one closed-end investment company and (iii) 10% of the Fund's net assets in the aggregate, or (b) those received as part of a merger or consolidation. The Fund may not purchase the securities of open-end investment companies other than itself.

      3. Invest in commodities, except that the Fund may invest in futures contracts as described in the Prospectus and Statement of Additional Information.

      4. Purchase, hold or deal in real estate, real estate investment trust securities, real estate limited partnership interests, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

      5. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. Transactions in futures and options do not involve any borrowing for purposes of this restriction.

      6. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Fund's assets.

      7. Lend any funds or other assets except through the purchase of debt securities, bankers' acceptances and commercial paper of corporations and other entities. However, the Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board members.

      8. Act as an underwriter of securities of other issuers. The Fund may not enter into repurchase agreements providing for settlement in more than seven days after notice or purchase illiquid securities, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

      9. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

      10.   Purchase, sell or write puts, calls or combinations thereof.

      11. Invest more than 25% of its assets in investments in any particular industry or industries (including banking), except to the extent the Standard & Poor's MidCap 400 Index also is so concentrated, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      12.   Engage in arbitrage transactions.

      13. Purchase warrants (excluding those acquired by the Fund in units or attached to securities).

      14. Sell securities short, but reserves the right to sell securities short against the box (a transaction in which the Fund enters into a short sale of a security which the Fund owns).

                                           * * *

     Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund. Each of these Funds has adopted investment restrictions numbered 1 through 8 below as fundamental policies, which cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 9 through 11 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Neither of these Funds may:

      1. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

      2. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

      3. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the Fund's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

      4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

      5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      6. Invest more than 25% of its assets in the securities of issuers in any single industry (except to the extent the Fund's benchmark Index as described in the Prospectus also is so concentrated), provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 1, 3 and 9 may be deemed to give rise to a senior security.

      8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

      9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

      10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

      11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

                                           * * *

            If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                             MANAGEMENT OF THE FUNDS

     Each Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation.....................Investment Adviser
      Premier Mutual Fund Services, Inc...........Distributor
      Dreyfus Transfer, Inc.......................Transfer Agent
      Boston Safe Deposit and Trust Company.......Custodian

            Board members and officers, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Funds


JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the
      Board of various funds in the Dreyfus Family of Funds. He also is a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outsourcing functions for small and medium sized companies and QuikCAT.com, Inc., a private company engaged in the development of high speed movement, routing, storage and encryption of data across cable, wireless and all other modes of data transport. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and until August 24, 1994, the Fund's distributor. From August 1994 until December 31, 1994, he was a director of Mellon Financial Corporation. He is 56 years old and his address is 200 Park Avenue, New York, New York 10166.

DAVID P. FELDMAN, Board Member. Director of several mutual funds in the 59 Wall
      Street Mutual Funds Group, and of the Jeffrey Company, a private investment company. He was employed by AT&T from July 1961 to his retirement in April 1997, most recently serving as Chairman and Chief Executive Officer of AT&T Investment Management Corporation. He is 60 years old and his address is 466 Lexington Avenue, New York, New York 10017.

JOHN M. FRASER, JR., Board Member. Retired President of Fraser Associates, a service company. From September 1975 to June 1978, he was Executive Vice President of Flagship Cruises, Ltd. Prior thereto, he was Senior Vice President and Resident Director of the Swedish-American Line for the United States and Canada. He is 78 years old and his address is 133 East 64th Street, New York, New York 10021.

EHUD HOUMINER, Board Member. Since July 1991, Professor and
     Executive-in-Residence at the Columbia Business School, Columbia University. Since January 1996, principal of Lear, Yavitz and Associates, a management consulting firm. He also is a Director of Avnet Inc. He is 59 years old and his address is c/o Columbia Business School, Columbia University, Uris Hall, Room 526, New York, New York 10027.

GLORIA MESSINGER, Board Member. From 1981 to 1993, Managing Director and Chief
      Executive Officer of ASCAP (American Society of Composers, Authors and Publishers). She is a member of the Board of Directors of the Yale Law School Fund and Theater for a New Audience, Inc., and was secretary of the ASCAP Foundation and served as a Trustee of the Copyright Society of the United States. She is also a member of numerous professional and civic organizations. She is 70 years old and her address is 747 Third Avenue, 11th Floor, New York, New York 10017.

JOHN SZARKOWSKI, Board Member. Director Emeritus of Photography at The Museum of
     Modern Art. Consultant in Photography. He is 74 years old and his address is Bristol Road, Box 221, East Chatham, New York 12060.

ANNE WEXLER, Board Member. Chairman of the Wexler Group, consultants specializing in government relations and public affairs. She is also a director of Wilshire Mutual Funds, Comcast Corporation, The New England Electric System, and a member of the Council of Foreign Relations and the National Park Foundation. She is 69 years old and her address is c/o The Wexler Group, 1317 F Street, N.W., Suite 600, Washington, D.C. 20004.






     Each of the Company and Dreyfus MidCap Index Fund has a standing nominating committee comprised of its Board members who are not "interested persons" of the Funds, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund's selection to the Board.

     Each of the Company and Dreyfus MidCap Index Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Company and Dreyfus MidCap Index Fund for the fiscal year ended October 31, 1999, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* during the year ended December 31, 1999, were as follows:

                                                      Total Compensation
                        Aggregate                     From the Funds and
Name of Board           Compensation From the         Fund Complex
Member                  Funds**                       Paid to Board Member

                                    Dreyfus MidCap
                        Company     Index Fund

Joseph S. DiMartino     $5,625      $5,625            $642,177 (189)

David P. Feldman        $4,500      $4,500            $118,875 (56)

John M. Fraser, Jr.     $4,500      $4,500            $  78,000 (41)

Ehud Houminer           $4,500      $4,500            $  61,000 (20)

Gloria Messinger        $4,500      $4,500            $  23,500 (13)

Jack R. Meyer***        $3,500      $3,500            $    5,625 (13)

John Szarkowski         $4,000      $4,000            $  23,500 (13)

Anne Wexler             $4,500      $4,500            $  59,125 (28)
----------------------------
    * Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Funds, for which the Board member serves.
  ** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $864 and $5,219 for all Board members as a group for the Company and Dreyfus MidCap Index Fund, respectively.
***   Resigned as a Board member effective March 31, 1999.


Officers of the Funds


MARIE E. CONNOLLY, President and Treasurer. President, Chief Executive Officer,
     Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She has been employed by Funds Distributor, Inc. for more than the past five years. She is 42 years old.

MARGARET W. CHAMBERS, Vice President and Secretary. Senior Vice President and
     General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 40 years old.

*FREDERICK C. DEY, Vice President, Assistant Treasurer and Assistant Secretary.
     Vice President, New Business Development of Funds Distributor, Inc. since September 1994, and an officer of other investment companies advised or administered by the Manager. He is 38 years old.

STEPHANIE D. PIERCE, Vice President, Assistant Secretary and Assistant
     Treasurer. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 31 years old.

MARY A. NELSON, Vice President and Assistant Treasurer. Vice President of the
     Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. She is 35 years old.

*GEORGE A. RIO, Vice President and Assistant Treasurer. Executive Vice President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. He is 45 years old.

JOSEPH F. TOWER, III, Vice President and Assistant Treasurer. Senior Vice
     President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. He is 38 years old.

DOUGLAS C. CONROY, Vice President and Assistant Secretary. Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. He is 30 years old.

*KAREN JACOPPO-WOOD, Vice President and Assistant Secretary. Vice President and
     Senior Senior Counnsel of Funds Distributor, Inc. since February 1997, and an officer of other investment companies advised or administered by the Manager. From June 1994 to January 1996, she was Manager of SEC Registration at Scudder, Stevens & Clark, Inc. She is 33 years old.

CHRISTOPHER J. KELLEY, Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. He is 36 years old.

KATHLEEN K. MORRISEY, Vice President and Assistant Secretary. Manager of
     Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 27 years old.

ELBA VASQUEZ, Vice President and Assistant Secretary. Assistant Vice President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York where she held various sales and marketing positions. She is 38 years old.

      The address of each officer of the Company is 200 Park Avenue, New York, New York 10166, except those officers indicated by an (*), whose address is 60 State Street, Boston, Massachusetts 02109.

      Board members and officers, as a group, owned less than 1% of each Fund's shares outstanding on January 31, 2000.

     The following persons are known by the Company to own, of record or beneficially, 5% or more of a Fund's outstanding voting securities as of January 31, 2000. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.



Dreyfus S&P 500 Index Fund
Nationwide Qualified Plans VAR A/C................................  31.0447% c/o
IPO CO67 PO Box 182029 Columbus, OH 43218-2029

Charles Schwab & Co., Inc. - Reinvest Account.....................  22.1335%
Attention: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

Dreyfus MidCap Index Fund
Charles Schwab & Co., Inc. - Reinvest Account...................... 34.9575%
Attention: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

Charles Schwab & Co., Inc. - Cash Account..........................   8.3628%
Attention: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

Dreyfus Small Cap Stock Index Fund
MBCIC c/o Mellon Bank..............................................  36.4849%
Attention Michael Botsford
919 N. Market Street
Wilmington, DE  19801-3023

Fidelity Investments Institutional.................................   27.8226%
Operations Co. (FIIOC) as Agent for
Certain Employee Benefit Plans
100 Magellan Way
Covington, KY  41015-1987

Charles Schwab & Co., Inc............................................  6.3115%
Reinvest Account
101 Montgomery Street
San Francisco, CA  94104-4122

Dreyfus International Stock Index Fund
Charles Schwab & Co., Inc. - Reinvest Account........................ 38.9922%
Attention: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122


                             MANAGEMENT ARRANGEMENTS


     Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

     Management Agreement. The Manager provides management services pursuant to the Management Agreement (the "Agreement") between the Funds and the Manager. As to each Fund, the Agreement is subject to annual approval by (i) the Board or
(ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Board or by vote of the holders of a majority of such Fund's shares, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940
Act).

     The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President-Product Development; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Ray Van Cott, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.


     The Manager manages each Fund's portfolio of investments in accordance with the stated policies of such Fund, subject to the approval of the Board. The Manager is responsible for investment decisions and provides each Fund with portfolio managers who are authorized by its Board to execute purchases and sales of securities. The primary portfolio manager for Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund and Dreyfus Small Cap Stock Index Fund is Steven
A. Falci. He has held that position since November 13, 1995 with respect to Dreyfus S&P 500 Index Fund and Dreyfus MidCap Index Fund, and since the inception of Dreyfus Small Cap Stock Index Fund and has been employed by the Manager since June 30, 1997 pursuant to a dual employee agreement between the Manager and Mellon Equity Associates, an affiliate of the Manager. Mr. Falci has been employed by Mellon Equity Associates since April 1994. For more than five years prior thereto, he was a managing director for pension investments at NYNEX. The primary portfolio manager for Dreyfus International Stock Index Fund is Susan Ellison. She has held that position since the inception of the Fund and has been employed by the Manager since August 1996 pursuant to a dual employee agreement between the Manager and Mellon Capital Management Corporation, an affiliate of the Manager. Ms. Ellison has been employed by Mellon Capital Management Corporation since June 1988. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.


     Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund. The Manager has informed the Company that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.

     The Manager has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by the Manager's employees does not disadvantage any fund managed by the Manager. Under the Policy, the Manager's employees must preclear personal transactions in securities not exempt under the Policy. In addition, the Manager's employees must report their personal securities transactions and holdings, which are reviewed for compliance with the Policy. In that regard, the Manager's portfolio managers and other investment personnel also are subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the Policy's preclearance and disclosure procedures and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


     The Manager maintains office facilities on behalf of the Funds, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


     Expenses. All expenses incurred in the operation of the Funds are borne by the Manager, except management fees, Shareholder Services Plan fees, taxes, interest, brokerage fees and commissions, if any, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the Fund and to the non-interested Board members, and any extraordinary expenses.

     As compensation for the Manager's services, the Company has agreed to pay the Manager a monthly fee at the annual rate of 0.25% of the value of each of Dreyfus S&P 500 Index Fund's and Dreyfus Small Cap Stock Index Fund's average daily net assets and 0.35% of the value of Dreyfus International Stock Index Fund's average daily net assets, and Dreyfus MidCap Index Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 0.25% of the value of its average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to shareholders. With respect to each Fund, the Manager has agreed to reduce its management fee in an amount equal to the Fund's allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the Funds and to the non-interested Board members. For the fiscal years ended October 31, 1998 and 1999, the management fees paid by Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund, Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund amounted to $4,255,908, $683,079, $54,778 and $54,173; and
$5,990,081, $695,110, $77,774 and $110,665, respectively.

     Prior to January 1, 1997, the Company had agreed to pay the Manager a monthly management fee at the annual rate of 0.295% of the value of Dreyfus S&P 500 Index Fund's average daily net assets, and the Manager had agreed to pay Mellon Equity Associates, pursuant to an index management agreement terminated as of June 30, 1997, a monthly index management fee at the annual rate of 0.095% of the value of Dreyfus S&P 500 Index Fund's average daily net assets. Prior to June 30, 1997, Dreyfus MidCap Index Fund had agreed to pay the Manager a monthly management fee at the annual rate of 0.395% of the value of the Fund's average daily net assets, and the Manager agreed to pay Mellon Equity Associates, pursuant to an index management agreement terminated as of June 30, 1997, a monthly index management fee at the annual rate of 0.095% of the value of Dreyfus MidCap Index Fund's average daily net assets. For the fiscal year ended October 31, 1997, the management fees paid to the Manager amounted to $1,985,430 (after the Manager waived receipt of $429,005) for Dreyfus S&P 500 Index Fund and $494,374 (after the Manager waived receipt of $187,440) for Dreyfus MidCap Index Fund. For the period November 1, 1996 through June 30, 1997 (date of termination of each index management agreement), the index management fees paid to Mellon Equity Associates by the Manager amounted to $313,295 for Dreyfus S&P 500 Index Fund and $117,950 for Dreyfus MidCap Index Fund. For the period June 30, 1997 (commencement of operations of Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund) through October 31, 1997, the management fees paid to the Manager amounted to $14,487 for Dreyfus Small Cap Stock Index Fund and $11,776 for Dreyfus International Stock Index Fund.


     The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.


     Distributor. The Distributor, located at 60 State Street, Boston, Massachusetts 02109, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually.

     The Distributor may pay dealers a fee based on the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers higher fees and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.


     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's transfer and dividend disbursing agent. Under a transfer agency agreement, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Manager pays the Funds' transfer agency fees.

     Boston Safe Deposit and Trust Company (the "Custodian"), One Boston Place, Boston, Massachusetts 02109, acts as custodian of each Fund's investments. Under a custody agreement, the Custodian holds each Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of each Fund's domestic assets held in custody and receives certain securities transactions charges. The Manager pays the Funds' custody fees.


                                HOW TO BUY SHARES

     General. Shares of each Fund are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution (collectively, "Service Agents"). Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.

     The minimum initial investment is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in a Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs"), and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of each Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Each Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. Each Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

     Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Funds' Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agents in this regard.


     Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If an order is received in proper form by the Transfer Agent by the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on a given day, Fund shares will be purchased at the net asset value determined as of such close of trading on that day. Otherwise, Fund shares will be purchased at the net asset value determined as of the close of trading on the floor of the New York Stock Exchange on the next business day. To permit each Fund to invest your money as promptly as possible after receipt, thereby maximizing the Fund's ability to track its Index, you are urged to transmit your purchase order in proper form so that it may be received by the Transfer Agent prior to 12:00 noon, New York time, on the day you want your purchase order to be effective. Upon request, proceeds from the redemption of shares of other funds in the Dreyfus Family of Funds by an employee benefit plan will be applied to purchase Fund shares on the date of redemption, if the plan's recordkeeper has entered into an appropriate agency agreement with the Fund and such other funds.


     Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open for business. For purposes of computing net asset value per share, futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of a Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. Each Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair market value as determined in good faith by the Fund's Board. For further information regarding the methods employed in valuing each Fund's investments, see "Determination of Net Asset Value."


                            SHAREHOLDER SERVICES PLAN


     Each Fund has adopted a Shareholder Services Plan pursuant to which it pays the Distributor for the provision of certain services to shareholders, a fee at the annual rate of 0.25% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

     For the fiscal year ended October 31, 1999, Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund, Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund paid, respectively, $5,990,081, $695,110, $77,774 and $79,047, pursuant to the Shareholder Services Plan.



                              HOW TO REDEEM SHARES

     General. To maximize each Fund's ability to track its Index, you are urged to transmit your redemption requests so that they may be received by the Transfer Agent prior to 12:00 noon, New York time, on the day you want your redemption request to be effective.

     Redemption Fee. Each Fund will deduct a redemption fee equal to 1% of the net asset value of Fund shares redeemed where the redemption occurs within the initial six-month period following the opening of a Fund account. The redemption fee will be deducted from the redemption proceeds and retained by the Fund and used primarily to offset portfolio transaction costs. It is expected that, as a result of this fee, the Fund will be able to track its Index more closely. No redemption fee will be charged upon the redemption of shares purchased through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation or through accounts established by Service Agents approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system. The redemption fee may be waived, modified or discontinued and reintroduced at any time or from time to time.


     No redemption fee will be charged on the redemption or exchange of shares
(1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by Service Agents approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.

     For the fiscal year ended October 31, 1999, the amount of redemption fees retained by Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund, Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund was $22,597, $15,761, $4,646 and $0, respectively.


     Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:



                                          Transfer Agent's
             Transmittal Code             Answer Back Sign

             144295                       144295 TSSG PREP

     If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

     Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     Redemption Commitment. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES

     Fund Exchanges. You may purchase, in exchange for shares of a Fund, shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in your state of residence. A 1% redemption fee will be charged upon an exchange of Fund shares where the exchange occurs less than 6 months following the issuance of such shares. Shares of other funds purchased by exchange, will be purchased on the basis of relative net asset value per share as follows:


     A. Exchanges for shares of funds offered without a sales load will be made without a sales load.


     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.


     To accomplish an exchange under item D above, you must notify the Transfer Agent of the prior ownership of fund shares and your account number.

     To request an exchange, you must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.


     Dreyfus-Automatic Asset Builder(R). Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.

     Dreyfus Payroll savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the Automated Clearing House system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     Dreyfus Step Program. The Dreyfus step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under terms of such Privilege(s). A Fund may modify or terminate this Program at any time.

     Corporate Pension/Profit-Sharing and Retirement Plans. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, Education IRAs and IRA "Rollover Accounts") and 403(b)(7) Plans. Plan support services also are available.


     Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.


     Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.


     You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.


                        DETERMINATION OF NET ASSET VALUE

     Valuation of Portfolio Securities. Each Fund's portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board. With respect to Dreyfus International Stock Index Fund, assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates determined by Morgan Stanley Capital International
(MSCI) in the calculation of the EAFE Index. This officially quoted daily exchange rate may be determined by MSCI prior to or after the close of a particular foreign securities market. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Board. Expenses and fees, including the management fee (reduced by the expense limitation, if any), are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that each Fund qualified for its most recent fiscal year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to continue to so qualify as long as such qualification is in the best interests of its shareholders. As a regulated investment company, each Fund will pay no Federal income tax on its net investment income and net realized capital gains to the extent its earnings are distributed to shareholders in accordance with the applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     If you elect to receive dividends and distributions in cash, and your dividend and distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


     Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a dividend or distribution would be a return on the investment in an economic sense, although taxable as stated above. In addition, if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

     Depending on the composition of a Fund's income, all or a portion of the dividends paid by the Fund from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders ("dividends received deduction"). In general, dividend income from a Fund distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that the Fund's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code provides that if a qualifying corporate shareholder has disposed of Fund shares held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for dividend received deduction will not eligible for such shareholder's dividend received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares.


     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. In addition, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

     Under Section 1256 of the Code, gain or loss realized by a Fund from certain financial futures will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise of such futures as well as from closing transactions. In addition, any such futures remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

     Offsetting positions held by a Fund involving futures contracts may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Section 1256. As such, all or a portion of any short or long-term capital gain from certain "straddle" and conversion transactions may be recharacterized to ordinary income.

     If a Fund were treated as entering into straddles by reason of its futures transactions, such straddles could be characterized as "mixed straddles" if the futures transactions comprising such straddles were governed by Section 1256 of the Code. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle and conversion transactions rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the related offsetting position. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain or ordinary income.

     The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, or forward contract, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

     If the International Stock Index Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code and, with respect to PFIC securities that are marked-to-market, under Section 1296 of the Code.


     Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.



                             PORTFOLIO TRANSACTIONS


     The Manager assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement the Manager's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by the Manager and the Manager's fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to the Manager in serving the Funds and other funds it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Funds.

     Sales by a broker of shares of a Fund or other funds advised by the Manager or its affiliates may be taken into consideration, and brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. The portfolio turnover rate for the fiscal year ended October 31, 1999, for Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund, Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund, were 9.61%, 50.17%, 41.97% and 9.01%, respectively. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.


     Consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager or its affiliates, including Dreyfus Investment Services Corporation. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair. To date, no brokerage commissions have been paid to the Distributor or the Manager or its affiliates.


     For its portfolio securities transactions for the fiscal years ended October 31, 1997, 1998 and 1999, Dreyfus S&P 500 Index Fund paid total brokerage commissions of $56,269, $116,693 and $143,762, respectively, and Dreyfus MidCap Index Fund paid total brokerage commissions of $67,612, $218,936 and $113,653, respectively. For the period June 30, 1997 (commencement of operations) through October 31, 1997 and for the fiscal years ended October 31, 1998 and 1999, Dreyfus International Stock Index Fund paid total brokerage commissions of $23, $28,567 and $31,972, respectively, and Dreyfus Small Cap Stock Index Fund paid total brokerage commissions of $21,371, $18,661 and $21,713, respectively. There were no spreads or concessions on principal transactions in fiscal 1997, 1998 and 1999.



                             PERFORMANCE INFORMATION


     Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.


     Aggregate total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.


     For the indicated period ended October 31, 1999, the returns for each Fund were as follows:


                           Aggregate
                           Total Return
                           Since
                           Inception
                           Based on Net  Average     Average      Average
                           Asset Value   Annual      Annual       Annual Total
     Name of Fund          (without      Total       Total Return Return
                           deduction of  Return      Five Years   Since
                           maximum       One Year                 Inception
                           sales load
                           or CDSC)


Dreyfus S&P 500 Index      363.20%         25.00%    25.33%       16.88%
Fund(1)
Dreyfus MidCap Index       255.28%         20.48%    18.86%       16.35%
Fund(2)
Dreyfus Small Cap Stock      10.24%        11.86%      N/A          4.25%
Index Fund(3)
Dreyfus International        21.51%        22.87%      N/A          8.68%
Stock Index Fund(3)

--------------------------------------
(1) From January 2, 1990 (commencement of operations) through October 31, 1999.
(2) From June 19, 1991 (commencement of operations) through October 31, 1999.
(3) From June 30, 1997 (commencement of operations) through October 31, 1999.


     Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from the S&P 500 Index, S&P 400 Index, S&P 600 Index, EAFE Index, Russell 2000(R) Index, Lipper Analytical Services, Inc., the Dow Jones Industrial Average, Money Magazine, Morningstar, Inc. and other industry publications. A Fund may cite in its advertisements or in reports or other communications to shareholders, historical performance of unmanaged indices as reported in Ibbotson, Roger G. and Rex A. Sinquefield, Stocks, Bonds, Bills and Inflation (SBBI), 1982, updated annually in the SBBI Yearbook, Ibbotson Associates, Chicago. A Fund also may cite in its advertisements the aggregate amount of assets committed to index investing by pension funds and/or other institutional investors, and may refer to or discuss then-current or past economic or financial conditions, developments or events.

     From time to time, advertising materials for the Funds also may refer to Morningstar ratings and related analysis supporting such ratings.


                           INFORMATION ABOUT THE FUNDS

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for a Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     Dreyfus S&P 500 Index Fund, Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund are separate series of the Company. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accounts and the election of Board members from the separate voting requirements of the Rule.

     Each Fund will send annual and semi-annual financial statements to all its shareholders.

     Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund and Dreyfus Small Cap Stock Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of such Funds or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index, S&P 400 Index or S&P 600 Index to track general stock market performance. S&P's only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and of the relevant Indexes which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund or Dreyfus Small Cap Stock Index Fund or the owners of such Funds into consideration in determining, composing or calculating the S&P 500 Index, S&P 400 Index or S&P 600 Index, respectively. S&P is not responsible for and has not participated in the calculation of any such Fund's net asset value, nor is S&P a distributor of any such Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund, or Dreyfus Small Cap Stock Index Fund.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P 400 INDEX OR S&P 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY DREYFUS S&P 500 INDEX FUND, DREYFUS MIDCAP INDEX FUND OR DREYFUS SMALL CAP STOCK INDEX FUND, OWNERS OF SUCH FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, S&P 400 INDEX OR S&P 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, S&P 400 INDEX OR S&P 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                        COUNSEL AND INDEPENDENT AUDITORS

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Funds, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectus.


     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036-2798, has been selected as independent auditors of Dreyfus S&P 500 Index Fund, Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund.

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, has been selected as independent auditors of Dreyfus MidCap Index Fund.

                                    APPENDIX

     Description of S&P A-1 Commercial Paper Ratings:

     The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the number 1, 2 or 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     Description of Moody's Prime-1 Commercial Paper Ratings:

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.



                                 DREYFUS INDEX FUNDS, INC.

                                 PART C. OTHER INFORMATION
                                 -------------------------


Item 23.    Exhibits
-------     ----------


     (a) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 8, 1994, and Exhibit (1)(b) of Post-Effective Amendment No.6 to the Registration Statement on Form N-1A, filed on February 8, 1994.


     (b)  Registrant's By-Laws, as amended.


     (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on June 12, 1997.


     (e)  Amended Distribution Agreement.


     (g) Custody Agreement is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on December 26, 1996.

     (h) Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on June 12, 1997.


     (i)  Opinion and consent of Registrant's counsel.


     (j)  Consent of Independent Auditors.



Item 23.    Exhibits. - List (continued)
-------     -----------------------------------------------------


            Other Exhibits
            --------------

                  (a) Powers of Attorney of the Board members and officers are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on December 26, 1996.

                  (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on December 26, 1996.

Item 24.    Persons Controlled by or under Common Control with Registrant.
-------     --------------------------------------------------------------

            Not Applicable

Item 25.        Indemnification
-------         ---------------

          The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to
          Item 27 of Part C of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 8, 1994.

          Reference is also made to the Distribution Agreement attached as Exhibit (6) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on June 12, 1997.

Item 26.       Business and Other Connections of Investment Adviser.
-------        ----------------------------------------------------

               The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



ITEM 26.    Business and Other Connections of Investment Adviser (continued)

            Officers and Directors of Investment Adviser

Name and Position
With Dreyfus           Other Businesses           Position Held     Dates

Christopher M. Condron Franklin Portfolio         Director          1/97 -
Chairman of the Board  Associates, LLC*                             Present
and                                               Director
Chief Executive        TBCAM Holdings, Inc.*      President         10/97 -
Officer                                           Chairman          Present
                                                                    10/97 - 6/98
                                                  Director          10/97 - 6/98
                       The Boston Company         Chairman
                       Asset Management, LLC*     President         1/98 -
                                                                    Present
                                                  President         1/98 - 6/98
                       The Boston Company         Chairman          1/98 - 6/98
                       Asset Management, Inc.*    Director
                                                                    9/95 - 1/98
                                                  Director          4/95 - 1/98
                       Franklin Portfolio                           4/95 - 1/98
                       Holdings, Inc.*
                                                  Director          1/97 -
                                                                    Present
                       Certus Asset Advisors      Director
                       Corp.**
                                                                    6/95
                       Mellon Capital Management  Executive         -Present
                       Corporation***             Committee
                                                  Member            5/95
                       Mellon Bond Associates,                      -Present
                       LLP+                       Trustee

                                                  Executive         1/98 -
                       Mellon Bond Associates+    Committee         Present
                                                  Member
                       Mellon Equity Associates,
                       LLP+                       Trustee           5/95 -1/98

                                                  Director          1/98 -
                       Mellon Equity Associates+  President         Present

                       Boston Safe Advisors, Inc.* Director
                                                  Chief Operating   5/95 - 1/98
                                                  Officer
                                                  President         5/95 -
                       Mellon Bank, N.A. +        Vice Chairman     Present
                                                                    5/95 -
                                                  Chief Operating   Present
                                                  Officer
                                                  President         1/99 -
                       Mellon Financial           Director          Present
                       Corporation+               Vice Chairman     3/98 -
                                                                    Present
                                                                    3/98 -
                                                                    Present
                                                                    11/94 - 3/98

                                                                    1/99 -
                                                                    Present
                                                                    1/99 -
                                                                    Present
                                                                    1/98 -
                                                                    Present
                                                                    11/94 - 1/99
Christopher M. Condron The Boston Company, Inc.*  Vice Chairman     1/94 -
Chairman and Chief                                Director          Present
Executive Officer                                                   5/93 -
(Continued)            Laurel Capital Advisors,   Exec. Committee   Present
                       LLP+                       Member
                                                                    1/98 - 8/98
                                                  Trustee
                       Laurel Capital Advisors+
                                                                    10/93 - 1/98
                                                  Director
                       Boston Safe Deposit and
                       Trust                                        5/93
                       Company*                   President         -Present
                                                  Director
                       The Boston Company
                       Financial                                    6/89 -
                       Strategies, Inc. *                           Present
                                                                    6/89 -
                                                                    Present


Mandell L. Berman      Self-Employed              Real Estate       11/74 -
Director               29100 Northwestern Highway Consultant,       Present
                       Suite 370                  Residential
                       Southfield, MI 48034       Builder and
                                                  Private Investor
Burton C. Borgelt      DeVlieg Bullard, Inc.      Director          1/93 -
Director               1 Gorham Island                              Present
                       Westport, CT 06880

                       Mellon Financial           Director
                       Corporation+                                 6/91 -
                                                  Director          Present
                       Mellon Bank, N.A. +
                                                  Director          6/91 -
                       Dentsply International,                      Present
                       Inc.
                       570 West College Avenue                      2/81 -
                       York, PA                   Director          Present

                       Quill Corporation
                       Lincolnshire, IL
                                                                    3/93 -
                                                                    Present

Stephen R. Byers       Gruntal & Co., LLC         Executive Vice    5/97 - 1/00
                       New York, NY               President         5/97 - 1/00
                                                  Partner           5/97 - 1/00
                                                  Executive
                                                  Committee Member  5/97 - 1/00
                                                  Board of
                                                  Directors Member  5/97 - 1/00
                                                  Treasurer         5/97 - 6/99
                                                  Chief Financial
                                                  Officer
Stephen E. Canter      Dreyfus Investment         Chairman of the   1/97 -
President, Chief       Advisors, Inc.++           Board             Present
Operating                                         Director          5/95 -
Officer, Chief                                    President         Present
Investment             Newton Management Limited                    5/95 -
Officer, and Director  London, England            Director          Present

                       Mellon Bond Associates,                      2/99 -
                       LLP+                       Executive         Present
                                                  Committee Member

                       Mellon Equity Associates,  Executive         1/99 -
                       LLP+                       Committee Member  Present

                                                  Director
                       Franklin Portfolio                           1/99 -
                       Associates, LLC*           Director          Present

                       Franklin Portfolio         Director
                       Holdings, Inc.*                              2/99 -
                                                  Director          Present
Stephen E. Canter      The Boston Company Asset
President, Chief       Management, LLC*           Director          2/99 -
Operating              TBCAM Holdings, Inc.*                        Present
Officer, Chief
Investment             Mellon Capital Management                    2/99 -
Officer, and Director  Corporation***                               Present
(Continued)
                                                                    2/99 -
                                                                    Present

                                                                    1/99 -
                                                                    Present




                       Founders Asset             Member, Board of  12/97 -
                       Management, LLC****        Managers          Present
                                                  Acting Chief
                                                  Executive         7/98 - 12/98
                                                  Officer
                       The Dreyfus Trust
                       Company+++                 Director          6/95 -
                                                  Chairman          Present
                                                  President         1/99 -
                                                  Chief Executive   Present
                                                  Officer           1/99 -
                                                                    Present
                                                                    1/99 -
                                                                    Present

Thomas F. Eggers       Dreyfus Service            Executive Vice    4/96 -
Vice Chairman -        Corporation++              President         Present
Institutional                                     Director          9/96 -
and Director                                                        Present
                       Founders Asset             Member, Board of
                       Management, LLC****        Managers          2/99 -
                                                                    Present
                       Dreyfus Investment         Director
                       Advisors, Inc.
                                                                    1/00 -
                                                                    Present
                       Dreyfus Service            Director          3/99 -
                       Organization, Inc.++                         Present
                                                  Director
                       Dreyfus Insurance Agency                     3/99 -
                       of Massachusetts, Inc. +++                   Present
                                                  Director
                       Dreyfus Brokerage
                       Services, Inc.                               11/97 - 6/98
                       401 North Maple Avenue
Steven G. Elliott      Beverly Hills, CA.         Senior Vice
Director                                          Chairman
                       Mellon Financial           Chief Financial   1/99 -
                       Corporation+               Officer           Present
                                                  Vice Chairman     1/90 -
                                                  Treasurer         Present
                                                                    6/92 - 1/99
                                                  Senior Vice       1/90 - 5/98
                       Mellon Bank, N.A.+         Chairman
                                                  Vice Chairman     3/98 -
                                                  Chief Financial   Present
                                                  Officer           6/92 - 3/98
                       Mellon EFT Services                          1/90 -
                       Corporation                Director          Present
                       Mellon Bank Center, 8th
                       Floor                                        10/98 -
                       1735 Market Street                           Present
                       Philadelphia, PA 19103
                                                  Director
                       Mellon Financial Services  Vice President
                       Corporation #1
                       Mellon Bank Center, 8th                      1/96 -
                       Floor                                        Present
                       1735 Market Street                           1/96 -
                       Philadelphia, PA 19103     Vice President    Present

                       Boston Group Holdings,     Treasurer
                       Inc.*

                       APT Holdings Corporation                     5/93 -
Steven G. Elliott      Pike Creek Operations                        Present
Director (Continued)   Center                     Director
                       4500 New Linden Hill Road                    12/87 -
                       Wilmington, DE 19808                         Present
                                                  Controller
                       Allomon Corporation        Director
                       Two Mellon Bank Center     Vice President
                       Pittsburgh, PA 15259       Treasurer
                       Collection Services                          12/87 -
                       Corporation                                  Present
                       500 Grant Street
                       Pittsburgh, PA 15258
                                                                    10/90 - 2/99
                                                                    9/88 - 2/99
                                                                    9/88 - 2/99
                                                                    9/88 - 2/99


                       Mellon Financial Company+  Principal Exec.   1/88 -
                                                  Officer           Present
                                                  Chief Executive   8/87 -
                                                  Officer           Present
                                                  Director          8/87 -
                       Mellon Overseas            President         Present
                       Investments                                  8/87 -
                       Corporation+               Director          Present

                                                                    4/88 -
                                                                    Present

                       Mellon Financial Services  Treasurer         12/87 -
                       Corporation # 5+                             Present

                       Mellon Financial Markets,  Director
                       Inc.+                                        1/99 -
                                                  Director          Present
                       Mellon Financial Services
                       Corporation #17                              1/99 -
                       Fort Lee, NJ                                 Present
                                                  Director
                       Mellon Mortgage Company
                       Houston, TX
                                                  Director          1/99 -
                       Mellon Ventures, Inc. +                      Present


                                                                    1/99 -
                                                                    Present
Lawrence S. Kash       Dreyfus Investment         Director          4/97 - 12/99
Vice Chairman          Advisors, Inc.++

                       Dreyfus Brokerage          Chairman          11/97 - 2/99
                       Services, Inc.             Chief Executive   11/97 - 2/98
                       401 North Maple Ave.       Officer
                       Beverly Hills, CA
                                                                    1/95 - 2/99
                       Dreyfus Service            Director          9/96 - 3/99
                       Corporation++              President
                                                                    3/96 - 12/98
                                                  Director          10/96 -
                       Dreyfus Precious Metals,   President         12/98
                       Inc.+++
                                                  Director          12/94 - 3/99
                                                  President         1/97 -  3/99
                       Dreyfus Service
                       Organization, Inc.++       Director          1/97 - 4/99

                       Seven Six Seven Agency,    Chairman          5/97 - 3/99
                       Inc. ++                    President         5/97 - 3/99
                                                  Director          5/97 - 3/99
                       Dreyfus Insurance Agency
                       of                         Chairman          1/97 - 1/99
                       Massachusetts, Inc.++++    President         2/97 - 1/99
                                                  Chief Executive   2/97 - 1/99
                                                  Officer           12/94 -
                       The Dreyfus Trust          Director          Present
                       Company+++
                                                  Chairman          5/97 - 6/99
                                                  President         5/97 - 6/99
                                                  Director          12/94 - 6/99
Lawrence S. Kash
Vice Chairman          The Dreyfus Consumer
(Continued)            Credit                     Member, Board of  12/97 -
                       Corporation++              Managers          Present

                                                  Chairman
                                                  Chief Executive   12/95 - 1/99
                       Founders Asset             Officer           12/95 - 1/99
                       Management, LLC****        President         12/95 - 1/99

                       The Boston Company         Director          5/93 -
                       Advisors,                  President         Present
                       Inc.                                         5/93 -
                       Wilmington, DE             Executive Vice    Present
                                                  President
                       The Boston Company, Inc.*                    6/92 -
                                                  Chairman          Present
                                                  Executive
                       Mellon Bank, N.A.+         Committee         1/98 - 8/98
                                                  Member            1/98 - 8/98
                       Laurel Capital Advisors,   Chief Executive
                       LLP+                       Officer           1/98 - 8/98
                                                  President         1/98 - 8/98


                       Laurel Capital Advisors,   Trustee           12/91 - 1/98
                       Inc. +                     Chairman          9/93 - 1/98
                                                  President and CEO 12/91 - 1/98

                                                  Director          5/93 -
                       Boston Group Holdings,     President         Present
                       Inc.*                                        5/93 -
                                                                    Present
Martin G. McGuinn      Mellon Financial           Chairman          1/99 -
Director               Corporation+               Chief Executive   Present
                                                  Officer           1/99 -
                                                  Director          Present
                                                  Vice Chairman     1/98 -
                                                                    Present
                       Mellon Bank, N. A. +       Chairman          1/90 - 1/99
                                                  Chief Executive
                                                  Officer           3/98 -
                                                  Director          Present
                                                  Vice Chairman     3/98 -
                       Mellon Leasing                               Present
                       Corporation+               Vice Chairman     1/98 -
                                                                    Present
                       Mellon Bank (DE) National  Director          1/90 - 3/98
                       Association
                       Wilmington, DE                               12/96 -
                                                                    Present
                       Mellon Bank (MD) National  Director
                       Association                                  4/89 - 12/98
                       Rockville, Maryland


                                                                    1/96 - 4/98




J. David Officer       Dreyfus Service            Executive Vice    5/98 -
Vice Chairman          Corporation++              President         Present
And Director                                      Director          3/99 -
                                                                    Present
                       Dreyfus Service            Director
                       Organization, Inc.++                         3/99 -
                                                  Director          Present
                       Dreyfus Insurance Agency
                       of                                           5/98 -
                       Massachusetts, Inc.++++    Chairman          Present

                       Dreyfus Brokerage
                       Services, Inc.                               3/99 -
                       401 North Maple Avenue     Director          Present
                       Beverly Hills, CA
                                                  Director
                       Seven Six Seven Agency,
                       Inc.++                     Director          10/98 -
J. David Officer                                                    Present
Vice Chairman and      Mellon Residential         Executive Vice
Director               Funding Corp. +            President         4/97 -
(Continued)                                                         Present
                       Mellon Trust of Florida,   Vice Chairman
                       N.A.                       Director          8/97 -
                       2875 Northeast 191st                         Present
                       Street                     Director
                       North Miami Beach, FL                        7/96 -
                       33180                                        Present
                       Mellon Bank, NA+           President
                                                  Director          1/97 -
                       The Boston Company, Inc.*                    Present
                                                  President         7/96 -
                                                  Director          Present
                       Mellon Preferred Capital
                       Corporation*               Director          11/96 -
                                                  President         Present
                       RECO, Inc.*

                                                                    11/96 -
                       The Boston Company                           Present
                       Financial                                    11/96 -
                       Services, Inc.*                              Present

                       Boston Safe Deposit and                      8/96 -
                       Trust                                        Present
                       Company*                                     8/96 -
                                                                    Present

                                                                    7/96 -
                                                                    Present
                                                                    7/96 - 1/99


                       Mellon Trust of New York   Director          6/96 -
                       1301 Avenue of the                           Present
                       Americas
                       New York, NY 10019
                                                  Director
                       Mellon Trust of California                   6/96 -
                       400 South Hope Street                        Present
                       Suite 400
                       Los Angeles, CA 90071
                                                  Director
                       Mellon United National
                       Bank                                         3/98 -
                       1399 SW 1st Ave., Suite                      Present
                       400                        Director
                       Miami, Florida
                                                  Director
                       Boston Group Holdings,                       12/97 -
                       Inc.*                      Director          Present

                       Dreyfus Financial                            9/96 -
                       Services Corp. +                             Present

                       Dreyfus Investment                           4/96 -
                       Services                                     Present
                       Corporation+

Richard W. Sabo        Founders Asset Management  President         12/98 -
Director               LLC****                    Chief Executive   Present
                                                  Officer           12/98 -
                                                                    Present
                       Prudential Securities
                       New York, NY               Senior Vice
                                                  President         07/91 -
                                                  Regional Director 11/98
                                                                    07/91 -
                                                                    11/98

Richard F. Syron       Thermo Electron            President         6/99 -
Director               81 Wyman Street            Chief Executive   Present
                       Waltham, MA 02454-9046     Officer           6/99 -
                                                                    Present
                       American Stock Exchange
                       86 Trinity Place           Chairman
                       New York, NY 10006         Chief Executive   4/94 - 6/99
                                                  Officer           4/94 - 6/99

Ronald P. O'Hanley     Franklin Portfolio         Director          3/97 -
Vice Chairman          Holdings, Inc.*                              Present
                                                  Chairman
                       TBCAM Holdings, Inc.*      Director          6/98 -
                                                                    Present
                                                  Chairman          10/97 -
                       The Boston Company Asset   Director          Present
                       Management, LLC*
                                                  Chairman          6/98 -
                       Boston Safe Advisors, Inc.*Director          Present
                                                                    1/98 - 6/98
Ronald P. O'Hanley                                Partner
Vice Chairman                                     Representative    6/97 -
(Continued)            Pareto Partners                              Present
                       271 Regent Street                            2/97 -
                       London, England W1R 8PP                      Present
                                                  Director
                       Mellon Capital Management                    5/97 -
                       Corporation***                               Present
                                                  Director
                       Certus Asset Advisors
                       Corp.**                    Trustee
                                                  Chairman          5/97
                       Mellon Bond Associates+                      -Present
                                                  Trustee
                                                  Chairman
                       Mellon Equity Associates+                    2/97 -
                                                  Director          Present

                       Mellon-France Corporation+                   2/97 -
                                                                    Present
                                                                    2/97 -
                                                                    Present

                                                                    2/97 -
                                                                    Present
                                                                    2/97 -
                                                                    Present

                                                                    3/97 -
                                                                    Present

                       Laurel Capital Advisors+   Trustee           3/97 -
                                                                    Present
Mark N. Jacobs         Dreyfus Investment         Director          4/97 -
General Counsel,       Advisors, Inc.++           Secretary         Present
Vice President, and                                                 10/77 - 7/98
Secretary              The Dreyfus Trust          Director
                       Company+++                                   3/96 -
                                                  President         Present
                       The TruePenny              Director
                       Corporation++                                10/98 -
                                                  Director          Present
                                                                    3/96 -
                       Dreyfus Service                              Present
                       Organization, Inc.++                         3/97 - 3/99


William H. Maresca     The Dreyfus Trust          Chief Financial   3/99 -
Controller             Company+++                 Officer           Present
                                                  Treasurer         9/98 -
                                                  Director          Present
                                                                    3/97 -
                       Dreyfus Service            Chief Financial   Present
                       Corporation++              Officer
                                                                    12/98 -
                       Dreyfus Consumer Credit    Treasurer         Present
                       Corp. ++
                                                  Treasurer         10/98
                       Dreyfus Investment                           -Present
                       Advisors, Inc. ++
                                                  Vice President    10/98 -
                       Dreyfus-Lincoln, Inc.                        Present
                       4500 New Linden Hill Road
                       Wilmington, DE 19808
                                                  Vice President    10/98 -
                       The TruePenny                                Present
                       Corporation++              Treasurer

                       Dreyfus Precious Metals,   Vice President
                       Inc. +++                                     10/98 -
                                                  Vice President    Present
                       The Trotwood Corporation++
                                                  Vice President    10/98 -
                       Trotwood Hunters                             12/98
                       Corporation++              Chief Financial
                                                  Officer           10/98 -
                       Trotwood Hunters Site A                      Present
                       Corp. ++
                                                                    10/98 -
                       Dreyfus Transfer, Inc.     Treasurer         Present
William H. Maresca     One American Express       Assistant
Controller (Continued) Plaza,                     Treasurer         10/98 -
 .                      Providence, RI 02903                         Present

                       Dreyfus Service            Assistant         5/98 -
                       Organization, Inc.++       Treasurer         Present

                                                  .
                       Dreyfus Insurance Agency
                       of                                           3/99 -
                       Massachusetts, Inc.++++                      Present
                                                                    3/93 - 3/99


                                                                    5/98 -
                                                                    Present


William T. Sandalls,   Dreyfus Transfer, Inc.     Chairman          2/97 -
Jr.                    One American Express                         Present
Executive Vice         Plaza,
President              Providence, RI 02903
                                                  Director
                       Dreyfus Service            Executive Vice    1/96 -
                       Corporation++              President         Present
                                                  Chief Financial   2/97 -
                                                  Officer           Present
                                                                    2/97-12/98
                       Dreyfus Investment         Director
                       Advisors, Inc.++           Treasurer         1/96 -
                                                                    Present
                                                                    1/96 - 10/98
                       Dreyfus-Lincoln, Inc.      Director          12/96 -
                       4500 New Linden Hill Road  President         Present
                       Wilmington, DE 19808                         1/97 -
                                                                    Present
                       Seven Six Seven Agency,    Director
                       Inc.++                     Treasurer
                                                                    1/96 - 10/98
                                                  Director          10/96 -
                       The Dreyfus Consumer       Vice President    10/98
                       Credit Corp.++             Treasurer
                                                                    1/96 -
                                                  Director          Present
                       The Dreyfus Trust Company                    1/96 -
                       +++                        Treasurer         Present
                                                                    1/97 - 10/98
                       Dreyfus Service
                       Organization,                                1/96 -
                       Inc.++                     Director          Present
                                                  Treasurer
                                                  Executive Vice    10/96- 3/99
                       Dreyfus Insurance Agency   President
                       of
                       Massachusetts, Inc.++++
                                                                    5/97 - 3/99
                                                                    5/97 - 3/99
                                                                    5/97 - 3/99

Diane P. Durnin        Dreyfus Service            Senior Vice       5/95 - 3/99
Vice President -       Corporation++              President -
Product Development                               Marketing and
                                                  Advertising
                                                  Division

Patrice M. Kozlowski   None
Vice President -
Corporate
Communications

Mary Beth Leibig       None
Vice President -
Human Resources

Theodore A. Schachar   Dreyfus Service            Vice President    10/96 -
Vice President - Tax   Corporation++              -Tax              Present

                       The Dreyfus Consumer       Chairman          6/99 -
                       Credit Corporation++       President         Present
                                                                    6/99 -
                       Dreyfus Investment         Vice President -  Present
                       Advisors, Inc.++           Tax
                                                                    10/96 -
                       Dreyfus Precious Metals,   Vice President -  Present
                       Inc. +++                   Tax
                                                                    10/96 -
                       Dreyfus Service            Vice President -  12/98
                       Organization, Inc.++       Tax
                                                                    10/96 -
                                                                    Present

Wendy Strutt           None
Vice President

Richard Terres         None
Vice President
Raymond J. Van Cott    Mellon Financial           Vice President    7/98 -
Vice-President -       Corporation+                                 Present
Information Systems                               Vice President
                       Computer Sciences                            1/96 - 7/98
                       Corporation
                       El Segundo, CA

James Bitetto          The TruePenny              Secretary         9/98 -
Assistant Secretary    Corporation++                                Present
                                                  Assistant
                       Dreyfus Service            Secretary         8/98 -
                       Corporation++                                Present
                                                  Assistant
                       Dreyfus Investment         Secretary         7/98 -
                       Advisors, Inc.++                             Present

                       Dreyfus Service            Assistant
                       Organization, Inc.++       Secretary         7/98 -
                                                                    Present

Steven F. Newman       Dreyfus Transfer, Inc.     Vice President    2/97 -
Assistant Secretary    One American Express Plaza Director          Present
                       Providence, RI 02903       Secretary         2/97 -
                                                                    Present
                       Dreyfus Service            Secretary         2/97 -
                       Organization, Inc.++       Assistant         Present
                                                  Secretary
                                                                    7/98 -
                                                                    Present
                                                                    5/98 - 7/98


--------
 * The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
 ** The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
 *** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
 **** The address of the business so indicated is 2930 East Third Avenue,
      Denver, Colorado 80206.
 + The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
 ++ The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
 +++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
 ++++ The address of the business so indicated is 53 State Street, Boston,
      Massachusetts 02109
 **** The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.


Item 27.    Principal Underwriters
--------    ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)       Comstock Partners Funds, Inc.
2)       Dreyfus A Bonds Plus, Inc.
3)       Dreyfus Appreciation Fund, Inc.
4)       Dreyfus Asset Allocation Fund, Inc.
5)       Dreyfus Balanced Fund, Inc.
6)       Dreyfus BASIC GNMA Fund
7)       Dreyfus BASIC Money Market Fund, Inc.
8)       Dreyfus BASIC Municipal Fund, Inc.
9)       Dreyfus BASIC U.S. Government Money Market Fund
10)      Dreyfus California Intermediate Municipal Bond Fund
11)      Dreyfus California Tax Exempt Bond Fund, Inc.
12)      Dreyfus California Tax Exempt Money Market Fund
13)      Dreyfus Cash Management
14)      Dreyfus Cash Management Plus, Inc.
15)      Dreyfus Connecticut Intermediate Municipal Bond Fund
16)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
17)      Dreyfus Florida Intermediate Municipal Bond Fund
18)      Dreyfus Florida Municipal Money Market Fund
19)      The Dreyfus Fund Incorporated
20)      Dreyfus Global Bond Fund, Inc.
21)      Dreyfus Global Growth Fund
22)      Dreyfus GNMA Fund, Inc.
23)      Dreyfus Government Cash Management Funds
24)      Dreyfus Growth and Income Fund, Inc.
25)      Dreyfus Growth and Value Funds, Inc.
26)      Dreyfus Growth Opportunity Fund, Inc.
27)      Dreyfus Debt and Equity Funds
28)      Dreyfus Index Funds, Inc.
29)      Dreyfus Institutional Money Market Fund
30)      Dreyfus Institutional Preferred Money Market Fund
31)      Dreyfus Institutional Short Term Treasury Fund
32)      Dreyfus Insured Municipal Bond Fund, Inc.
33)      Dreyfus Intermediate Municipal Bond Fund, Inc.
34)      Dreyfus International Funds, Inc.
35)      Dreyfus Investment Grade Bond Funds, Inc.
36)      Dreyfus Investment Portfolios
37)      The Dreyfus/Laurel Funds, Inc.
38)      The Dreyfus/Laurel Funds Trust
39)      The Dreyfus/Laurel Tax-Free Municipal Funds
40)      Dreyfus LifeTime Portfolios, Inc.
41)      Dreyfus Liquid Assets, Inc.
42)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
43)      Dreyfus Massachusetts Municipal Money Market Fund
44)      Dreyfus Massachusetts Tax Exempt Bond Fund
45)      Dreyfus MidCap Index Fund
46)      Dreyfus Money Market Instruments, Inc.
47)      Dreyfus Municipal Bond Fund, Inc.
48)      Dreyfus Municipal Cash Management Plus
49)      Dreyfus Municipal Money Market Fund, Inc.
50)      Dreyfus New Jersey Intermediate Municipal Bond Fund
51)      Dreyfus New Jersey Municipal Bond Fund, Inc.
52)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
53)      Dreyfus New Leaders Fund, Inc.
54)      Dreyfus New York Insured Tax Exempt Bond Fund
55)      Dreyfus New York Municipal Cash Management
56)      Dreyfus New York Tax Exempt Bond Fund, Inc.
57)      Dreyfus New York Tax Exempt Intermediate Bond Fund
58)      Dreyfus New York Tax Exempt Money Market Fund
59)      Dreyfus U.S. Treasury Intermediate Term Fund
60)      Dreyfus U.S. Treasury Long Term Fund
61)      Dreyfus 100% U.S. Treasury Money Market Fund
62)      Dreyfus U.S. Treasury Short Term Fund
63)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
64)      Dreyfus Pennsylvania Municipal Money Market Fund
65)      Dreyfus Premier California Municipal Bond Fund
66)      Dreyfus Premier Equity Funds, Inc.
67)      Dreyfus Premier International Funds, Inc.
68)      Dreyfus Premier GNMA Fund
69)      Dreyfus Premier Worldwide Growth Fund, Inc.
70)      Dreyfus Premier Municipal Bond Fund
71)      Dreyfus Premier New York Municipal Bond Fund
72)      Dreyfus Premier State Municipal Bond Fund
73)      Dreyfus Premier Value Equity Funds
74)      Dreyfus Short-Intermediate Government Fund
75)      Dreyfus Short-Intermediate Municipal Bond Fund
76)      The Dreyfus Socially Responsible Growth Fund, Inc.
77)      Dreyfus Stock Index Fund
78)      Dreyfus Tax Exempt Cash Management
79)      The Dreyfus Premier Third Century Fund, Inc.
80)      Dreyfus Treasury Cash Management
81)      Dreyfus Treasury Prime Cash Management
82)      Dreyfus Variable Investment Fund
83)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
84)      Founders Funds, Inc.
85)      General California Municipal Bond Fund, Inc.
86)      General California Municipal Money Market Fund
87)      General Government Securities Money Market Funds, Inc.
88)      General Money Market Fund, Inc.
89)      General Municipal Bond Fund, Inc.
90)      General Municipal Money Market Funds, Inc.
91)      General New York Municipal Bond Fund, Inc.
92)      General New York Municipal Money Market Fund


                                                            Positions and
Name and principal        Positions and offices with        offices with
business address          the Distributor                   Registrant
------------------        ---------------------------       -------------

Marie E. Connolly+        Director, President, Chief        President and
                          Executive Officer and Chief       Treasurer
                          Compliance Officer

Joseph F. Tower, III+     Director, Senior Vice President,  Vice President
                          Treasurer and Chief Financial     and Assistant
                          Officer                           Treasurer

Mary A. Nelson+           Vice President                    Vice President
                                                            and Assistant
                                                            Treasurer

Jean M. O'Leary+          Assistant Vice President,         None
                          Assistant Secretary and
                          Assistant Clerk

William J. Nutt+          Chairman of the Board             None

Stephanie D. Pierce++     Vice President                    Vice President,
                                                            Assistant Secretary
                                                            and Assistant
                                                            Treasurer

Patrick W. McKeon+        Vice President                     None

Joseph A. Vignone+        Vice President                     None


--------------------------------
 + Principal business address is 60 State Street, Boston, Massachusetts 02109. ++ Principal business address is 200 Park Avenue, New York, New York 10166.

Item 28.       Location of Accounts and Records
-------        --------------------------------

               1. First Data Investor Services Group, Inc., a Subsidiary of First Data Corporation
                   P.O. Box 9671
                   Providence, Rhode Island 02940-9671

               2.  Boston Safe Deposit and Trust Company
                   One Boston Place
                   Boston, MA 02109

               3.  Dreyfus Transfer, Inc.
                   P.O. Box 9671
                   Providence, Rhode Island 02940-9671

               4.  The Dreyfus Corporation
                   200 Park Avenue
                   New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None


                                          SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 25th day of February, 2000.



                  DREYFUS INDEX FUNDS, INC.
                  -------------------------------------

                  BY:   /s/MARIE E. CONNOLLY*
                        -----------------------------
                        MARIE E. CONNOLLY, PRESIDENT

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


         Signatures                               Title                   Date
---------------------------           -----------------------------    ---------


/s/Marie E. Connolly*                 President and Treasurer            2/25/00
______________________________        (Principal Executive Officer)
Marie E. Connolly

/s/Joseph F. Tower, III*              Vice President and Assistant       2/25/00
______________________________        Treasurer (Principal Financial
Joseph F. Tower, III                  and Accounting Officer)

/s/Joseph S. DiMartino*               Chairman of the Board              2/25/00
------------------------------
Joseph S. DiMartino

/s/David P. Feldman*                  Board Member                       2/25/00
------------------------------
David P. Feldman

/s/John M. Fraser, Jr.*               Board Member                       2/25/00
------------------------------
John M. Fraser, Jr.

/s/Ehud Houminer  *                   Board Member                       2/25/00
------------------------------
Ehud Houminer

/s/Gloria Messinger*                  Board Member                       2/25/00
------------------------------
Gloria Messinger

/s/John Szarkowski*                   Board Member                       2/25/00
------------------------------
John Szarkowski

/s/Anne Wexler*                       Board Member                       2/25/00
------------------------------
Anne Wexler


*BY:  /s/Stephanie D. Pierce
      -------------------------
      Stephanie D. Pierce
      Attorney-in-Fact

                                       EXHIBIT INDEX



      (b)   Amended By-Laws
      (e)   Amended Distribution Agreement
      (i)   Opinion and Consent of Registrant's Counsel
      (j)   Consent of Independent auditors